Other Financial Assets (Non-current) - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	₨ 751.1	$ 10.9	₨ 690.6
Legal cases [Member]
Disclosure of financial assets [line items]
Restricted deposits held in relation to legal cases	₨ 452.6		₨ 507.6